Property, Plant and Equipment (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation and amortization expenses	$ 158	$ 139